GMO International Quality ETF Average Annual Total Returns			12 Months Ended	14 Months Ended	60 Months Ended	120 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex USA Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		31.85%	22.26%
International Quality ETF
Prospectus [Line Items]
Average Annual Return, Percent			16.90%	5.98%
Performance Inception Date		Oct. 28, 2024
International Quality ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.82%	5.88%
International Quality ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.17%	4.61%

[1]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.